EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Balance, as at December 31, 2025			$ 1,014
Investments			60
Share of losses	$ 2	$ 1	(4)	$ (1)
Dividends received			(3)
Foreign exchange translation and other			(68)
Balance, as at June 30, 2026	$ 999		$ 999